Income taxes - Deferred Tax Assets (Liabilities) Continuity (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	$ 301	$ (6,679)
Deferred	323	6,688
Charged (credited) to other comprehensive loss	(68)	0
Other	(4)	292
Balance at the end of the period	552	301
Property and equipment
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	2,617	2,103
Deferred	896	514
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	3,513	2,617
Intangible assets
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	(67,972)	(97,647)
Deferred	21,275	29,675
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	(46,697)	(67,972)
Lease liabilities
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	6,045	6,354
Deferred	(388)	(309)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	5,657	6,045
Lease right-of-use assets
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	(5,028)	(5,140)
Deferred	815	112
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	(4,213)	(5,028)
Non-capital losses carried forward
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	49,467	78,292
Deferred	(24,726)	(28,825)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	24,741	49,467
Deferred revenue
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	530	1,217
Deferred	(109)	(687)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	421	530
Interest expenses carried forward
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	3,170	5,852
Deferred	(3,170)	(2,682)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	0	3,170
Long-term incentive plan
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	6,211	4,702
Deferred	2,633	1,509
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	8,844	6,211
Capitalized R&D costs
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	7,542	0
Deferred	4,993	7,542
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	12,535	7,542
Other
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	(2,281)	(2,412)
Deferred	(1,896)	(161)
Charged (credited) to other comprehensive loss	(68)	0
Other	(4)	292
Balance at the end of the period	$ (4,249)	$ (2,281)